DISCONTINUED OPERATIONS (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenues	$ 6,544,819	$ 23,332,223	$ 20,758,645
Goodwill impairment	(1,807,850)	0	0
Income tax benefit (expense)	0	2,996	696
Loss from discontinued operations, net of income tax	(6,137,151)	(67,657,071)	(43,820,090)
Gain on disposal of discontinued operations	7,547,428	3,039,676	0
Discontinued Operations [Member]
Revenues	19,863,303	74,820,602	68,730,013
Cost of revenues	(18,613,224)	(70,183,123)	(65,275,807)
Selling and marketing	(12,220,487)	(53,068,490)	(31,614,515)
General and administrative	(1,578,072)	(6,144,951)	(6,566,621)
Research and development	(190,575)	(1,397,118)	(1,684,089)
Goodwill impairment	0	(7,872,696)	(10,309,745)
Other expense that are not major	(1,041,154)	357,211	826,249
Loss from discontinued operations, before income tax	(13,780,209)	(64,202,987)	(47,547,013)
Income tax benefit (expense)	95,630	(3,454,084)	3,726,923
Loss from discontinued operations, net of income tax	(13,684,579)	(67,657,071)	(43,820,090)
Gain on disposal of discontinued operations	7,547,428	0	0
Net loss from discontinued operations, net of income tax	(6,137,151)	(67,657,071)	(43,820,090)
Less: net (loss) income attributable to non-controlling interests	11,933	(423,019)	(4,677,663)
Net loss attributable to Paranovus Entertainment Technology Limited	$ (6,149,084)	$ (67,234,052)	$ (39,142,427)